Recovery and settlement of on-balance sheet assets and liabilities - Analysis of Financial Assets and Liabilities by Contractual Maturities Basis (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Deposits from personal, business and government, and banks by geography [member]
Disclosure of financial assets [line items]
Demand deposits	$ 382,468	$ 372,108